Financial risks	12 Months Ended
Dec. 31, 2018
Financial risks
Financial risks

Note 23 - Financial risks

The objective of Zealand’s financial management policy is to reduce the Group’s sensitivity to fluctuations in exchange rates, interest rates, credit rating and liquidity. Zealand’s financial management policy has been endorsed by Zealand’s Audit Committee and ultimately approved by Zealand’s Board of Directors.

Zealand receives milestone payments from its current partners in USD and EUR.

Zealand is mainly exposed to research and development expenses. As such, Zealand is exposed to various financial risks, including foreign exchange rate risk, interest rate risk, credit risk and liquidity risk.

Capital structure

Zealand aims to have an adequate capital structure in relation to the underlying operating results and research and development projects, so that it is always possible to provide sufficient capital to support operations and long-term growth targets.

The Board of Directors finds that the current capital and share structure is appropriate for the shareholders and the Group.

Exchange rate risk

Most of Zealand’s financial transactions are in DKK, USD and EUR.

Due to Denmark’s long-standing fixed exchange rate policy vis-à-vis the EUR, Zealand has eval- uated that there is no transaction exposure or exchange rate risk regarding transactions in EUR.

Zealand’s milestone payments have been agreed in foreign currencies, namely USD and EUR. However, as milestone payments are unpredictable in terms of timing, the payments are not included in the basic exchange rate risk evaluation.

As Zealand from time to time conducts clinical trials and toxicology studies in the U.S., Zealand will be exposed to the exchange rate fluctuations and risks associated with transactions in USD. To date, Zealand’s policy has been to manage the transaction and translation risk associated with the USD passively, placing the revenue received from milestone payments in USD in a USD account for future payment of Zealand’s expenses denominated in USD, covering payments for the next 12-24 months and thus matching Zealand’s assets with its liabilities.

Up until September 2018, a USD denominated royalty bond was outstanding which up until this point in time established a significant exchange rate risk vs. USD. After redemption of the remaining outstanding amount, USD 24.7 million, Zealand is debt free.

As of December 31, 2018, Zealand holds DKK 96.5 million (2017: 252.9) of its cash in USD.

Interest rate risk

Zealand has a policy of avoiding any financial instrument that exposes the Group to any un- wanted financial risk. As of December 31, 2018, Zealand is debt free. Up until this point in the Zealand had a fixed rate royalty bond.

During 2018, all cash has been held in current bank accounts in USD, EUR and DKK. Interest rates on bank deposits in DKK and EUR have been negative for most of 2018, while USD ac- counts have generated a low level of positive interest.

During 2018, Zealand has invested in securities. The Group’s securities portfolio comprises bonds in Danish kroner. The average weighted duration of the bond portfolio on the balance sheet date was 3 years. The bond portfolio has fixed interest rates.

Credit risk

Zealand is exposed to credit risk in respect of receivables, bank balances and bonds. The maximum credit risk corresponds to the carrying amount. Management believes that credit risk is limited, as the counterparties to the trade receivables are large global pharmaceutical companies.

Cash and bonds are not deemed to be subject to credit risk, as the counterparties are banks with investment-grade ratings (i.e. BBB- or higher from Standard & Poor’s).

Liquidity risk

The purpose of Zealand’s cash management is to ensure that the Group has sufficient and flexible financial resources at its disposal at all times.

Zealand’s short-term liquidity is managed and monitored by means of the Company’s quarterly budget revisions to balance the demand for liquidity and maximize the Company’s interest income by matching its free cash in fixed-rate, fixed-term bank deposits and bonds with its expected future cash burn.

Sensitivity analysis

The table shows the effect on profit/loss and equity of reasonably likely changes in the financial variables in the statement of financial position.

	2018		2017
DKK thousand	Fluctuation	Effect	Fluctuation	Effect
USD	+/-10%	9,627	+/- 10%	12,304
Interest rate	+/- 100b.p	7,974	+/- 100b.p	5,562

Contractual maturity (liquidity risk)

A breakdown of the Group’s aggregate liquidity risk on financial assets and liabilities is given below.

The following table details the Group’s remaining contractual maturity for its financial liabilities with agreed repayment periods. The table has been prepared using the undiscounted cash flows for financial liabilities, based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows. To the extent that the specific timing of interest or principal flows is dependent on future events, the table has been prepared based on Management’s best estimate of such timing at the end of the reporting period. The contractual maturity is based on the earliest date on which the Group may be required to pay.

There are no interest cash-flows to be included in the table below for the existing financial liabilities as they are not interest-bearing financial liabilities.

DKK thousand	<6 months	6<12 months	1-5 years	Total
Trade payables	32,652	0	0	32,652
Other	80,864	0	0	80,864
Total financial liabilities at December 31, 2018	113,516	0	0	113,516
Trade payables	29,428	0	0	29,428
Royalty bond repayments	1,401	1,347	132,986	135,734
Interest payments on royalty bond	7,249	7,302	35,140	49,691
Other (restated)	34,242	0	0	34,242
Total financial liabilities at December 31, 2017	72,320	8,649	168,126	249,095

All cash flows are nondiscounted and include all liabilities under contracts.

Interest payments on the royalty bond in 2017 are calculated using the fixed interest rate (9.375%) and the expected payback time as of each balance sheet date.

Zealand has redeemed the outstanding royalty bond in September, 2018.

Fair value measurement of financial instruments

		Restated
DKK thousand	2018	2017
Categories of financial instruments
Trade receivables	3,274	5,679
Other receivables	3,368	4,979
Restricted cash	0	5,892
Cash and cash equivalents	860,635	588,718
Financial assets at amortised cost1)	867,277	605,268
Securities	298,611	75,111
Other investments	32,582	9,312
Financial assets measured at fair value	331,193	84,423
Royalty bond	0	135,734
Trade payables	32,652	29,428
Other liabilities	80,864	41,454
Financial liabilities measured at amortized cost	113,516	206,616

1)    Classified as loans and receivables under IAS 39

The fair value of securities is based on Level 1 in the fair value hierarchy.

The fair value of other investments is based on level 3 in the fair value hierarchy.

The carrying amount of financial assets and financial liabilities approximated the fair value.